  Eaton Vance                                Picture of
      Logo                                   Calculator



Semiannual Report June 30, 2000


                         EATON VANCE
                           SMALL
Picture of a              COMPANY
    Flag                   GROWTH
                            FUND

                                              Eaton Vance
                                         75th Anniversary Logo


               Picture of
              Stock Market

EATON VANCE SMALL COMPANY GROWTH FUND as of June 30, 2000
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

                    INVESTMENT ENVIRONMENT
                    -----------------------------------------
                    The Economy
    [PHOTO]
                    - The U.S. expansion continued in the first half of 2000,
                      although amid signs of moderation, as leading economic
                      indicators signalled slower demand. Gross domestic
Edward E. (Jack)      product rose 5.4% in the first quarter of 2000, a solid
  Smiley, Jr.         performance but well below the pace set in the fourth
Portfolio Manager     quarter of 1999.

- The Federal Reserve's interest rate hikes may finally be taking effect. In an attempt to engineer a "soft landing" for the economy, the Fed has raised its benchmark Federal Funds rate - a key short-term interest rate barometer -- on six occasions in the past year alone for a total of 175 basis points (1.75%).

- Despite anecdotal evidence of a slowing economy, corporate profits for smaller companies remained in a strong uptrend in the first half of 2000. Standard & Poor's estimates that the companies in the S&P SmallCap 600 will post average earnings growth of around 30% for the year.(1)

  The Stock Market

- Small-cap stocks outpaced large-cap stocks in the first half of 2000. The S&P SmallCap 600 Index rose 6.93% during the six-month period, versus a -0.43% return for the S&P 500.(1) Prior to last year, small-cap stocks had underperformed their large-cap counterparts in every year since 1994, a striking historical anomaly.

  Performance for the Past Six Months

- The Fund had a total return of 29.77% during the six-month period ended June 30, 2000.(2) That return was the result of an increase in net asset value per share to $25.48 on June 30, 2000 from $22.63 on December 31, 1999, and the reinvestment of $3.826 in capital gain distributions.

  Management Discussion

- Technology-related stocks remained the Portfolio's largest commitments at June 30, 2000. Among the Portfolio's holdings, Dallas Semiconductor Corp. designs semiconductors and subsystems for applications in telecommunications, data storage and networking. Another holding, Exar Corp. manufactures integrated circuits for communications, video and imaging for use in electronic systems and equipment.

- Biotechnology and medical device stocks were among the Portfolio's strongest performers, although management did pare some positions following the first-half rally. Vertex Pharmaceuticals, Inc. develops small-molecule drugs, including a promising hepatitis treatment that has entered second-phase testing. Novoste Corp. is seeking approval for its Beta-Cath System, which produces low level radiation that significantly reduces the re-narrowing of arteries in patients who have undergone angioplasty procedures.

- While software stocks were among its weaker performers, the Portfolio took advantage of the decline to add to positions in favored companies. Interwoven, Inc. produces enterprise Web content software that helps businesses manage the information on their websites. Remedy Corp. creates software that helps service desks better assist customers.

- The Portfolio remained very selective within the financial sector, eliminating its bank exposure altogether. Asset manager Waddell and Reed Financial was a strong performer, with a 64% earnings surge in the first quarter. In the energy area, Newfield Exploration continued to benefit from sharply higher oil and gas prices, with revenues rising 80% in the first quarter.

- In a slowing economy, the Portfolio found opportunities in non-cyclical growth niches. For example, Apollo Group, Inc. provides higher education for working adults. The company, which operates more than 130 campuses and learning centers, has benefited from rising degree enrollments and increasing tuitions.

-------------------------------------------------------------------------------

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

-------------------------------------------------------------------------------
FUND INFORMATION
as of June 30, 2000

PERFORMANCE(3)
-------------------------------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------------------------------
One year                                                133.81%
Life of Fund (1/2/97)                                    45.79


SEC Average Annual Total Return
-------------------------------------------------------------------------------
One year                                                120.38%
Life of Fund (1/2/97)                                    43.33


TEN LARGEST EQUITY HOLDINGS(4)
-------------------------------------------------------------------------------
Interwoven, Inc.                                          2.1%
Tekelec                                                   1.8
Heidrick & Struggles International, Inc.                  1.8
SERENA Software, Inc.                                     1.7
NetIQ Corp.                                               1.7
SonicWALL, Inc.                                           1.7
Exar Corp.                                                1.6
Peregrine Systems, Inc.                                   1.6
Remedy Corp.                                              1.6
Calico Commerce, Inc.                                     1.5


(1) It is not possible to invest directly in an Index.

(2) This return does not include the Fund's maximum 5.75% sales charge.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge. The small company growth universe is typically characterized by a large number of initial public offerings (IPOs). The Fund's recent performance has benefited significantly from this trend because of the Fund's relatively small size. As the Fund's assets grow, IPO activity will likely have a less dramatic effect on the Fund's performance.

(4) Because the Fund is actively managed, industry weightings are subject to change. Ten largest holdings represent 17.1% of the Fund's investments, based on market value.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
----------------------------------------------------
Investment in Small Company Growth
   Portfolio, at value
   (identified cost, $804,573)            $1,029,122
Receivable for Fund shares sold               12,389
Receivable from the Manager                   11,604
Deferred organization expenses                   476
----------------------------------------------------
TOTAL ASSETS                              $1,053,591
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $      717
Payable to affiliate for service fees            400
Accrued expenses                               1,455
----------------------------------------------------
TOTAL LIABILITIES                         $    2,572
----------------------------------------------------
NET ASSETS                                $1,051,019
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $  541,423
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                 289,748
Accumulated net investment loss               (4,701)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          224,549
----------------------------------------------------
TOTAL                                     $1,051,019
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $1,051,019
SHARES OUTSTANDING                            41,245
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    25.48
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $25.48)      $    27.03
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
---------------------------------------------------
Dividends                                 $     419
Dividends allocated from Portfolio              134
Interest allocated from Portfolio               149
Expenses allocated from Portfolio            (5,590)
---------------------------------------------------
NET INVESTMENT LOSS                       $  (4,888)
---------------------------------------------------
Expenses
---------------------------------------------------
Administration fees                       $     223
Investment adviser fee                        2,153
Service fees
   Class A                                    1,017
Registration fees                            22,950
Legal and accounting services                10,194
Printing and postage                          2,575
Custodian fee                                 1,985
Transfer and dividend disbursing agent
   fees                                         628
Amortization of organization expenses            92
Miscellaneous                                   902
---------------------------------------------------
TOTAL EXPENSES                            $  42,719
---------------------------------------------------
Deduct --
   Reduction of administration fee        $     223
   Reduction of investment adviser fee        2,153
   Allocation of expenses to the
      Administrator                          40,343
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,719
---------------------------------------------------

NET EXPENSES                              $      --
---------------------------------------------------

NET INVESTMENT LOSS                       $  (4,888)
---------------------------------------------------
Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 264,194
Net realized gain (loss) from Portfolio
   Investment transactions (identified
      cost basis)                             8,949
---------------------------------------------------
NET REALIZED GAIN                         $ 273,143
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(141,137)
Change in unrealized appreciation
   (depreciation) from Portfolio
   Investments (identified cost basis)      103,019
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (38,118)
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 235,025
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 230,137
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         (4,888) $           1,058
   Net realized gain                               273,143            259,360
   Net change in unrealized
      appreciation (depreciation)                  (38,118)           181,348
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        230,137  $         441,766
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $             --  $            (871)
   From net realized gain
      Class A                                     (134,887)           (92,176)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (134,887) $         (93,047)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        216,043  $         130,101
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                       49,613             29,728
   Cost of shares redeemed
      Class A                                      (47,855)          (139,027)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        217,801  $          20,802
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        313,051  $         369,521
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $        737,968  $         368,447
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      1,051,019  $         737,968
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $         (4,701) $             187
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                  -----------------------------------------------------
                                  SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000        --------------------------------
                                  (UNAUDITED)(1)(2)      1999      1998(2)       1997
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $22.630        $12.440     $10.830     $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income (loss)            $(0.120)       $ 0.034     $ 0.028     $ 0.017
Net realized and unrealized
   gain                                   6.796         13.149       1.612       1.871
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 6.676        $13.183     $ 1.640     $ 1.888
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income              $    --        $(0.028)    $(0.030)    $    --
From net realized gain                   (3.826)        (2.965)         --      (0.956)
In excess of net realized gain               --             --          --      (0.102)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(3.826)       $(2.993)    $(0.030)    $(1.058)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $25.480        $22.630     $12.440     $10.830
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                           29.77%        109.14%      15.16%      19.26%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 1,051        $   738     $   368     $   307
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                         1.94%(5)       0.23%       0.13%       0.18%
   Net expenses after
      custodian fee
      reduction(4)                         1.31%(5)         --          --          --
   Net investment income
      (loss)                              (1.15)%(5)      0.22%       0.25%       0.18%
Portfolio Turnover of the
   Fund(6)                                   97%           149%        122%          2%
Portfolio Turnover of the
   Portfolio                                 58%            --          --          --
---------------------------------------------------------------------------------------
+ The operating expenses of the Fund and the Portfolio may reflect a waiver of the investment adviser fee, and an allocation of expenses to the Investment Advisor, or both. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               15.06%(5)       7.79%       9.93%      10.31%
   Expenses after custodian
      fee reduction                       14.43%(5)       7.56%       9.81%      10.13%
   Net investment loss                   (14.27)%(5)     (7.34)%     (9.56)%     (9.95)%
Net investment loss per share           $(1.490)       $(1.094)    $(1.300)    $(0.900)
---------------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class A shares, May 1, 2000, to June 30, 2000.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period ended June 30, 2000.
 (5)  Annualized.
 (6) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small Company Growth Fund (formerly Eaton Vance Emerging Growth
   Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Small Company Growth Portfolio (the Portfolio), which is a New York Trust. The investment objective and policies of the Portfolio are the same as the Fund. On May 1, 2000, the Fund transferred its net assets (substantially all of its investable assets) to the Portfolio in exchange for interests in the Portfolio. The Fund transferred net assets with a value of $949,249, including unrealized appreciation of $121,530. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income earned by the Fund or allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) realized by the Fund or allocated to the Fund by the Portfolio, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                                8,851              7,770
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,067              1,487
    Redemptions                                         (1,279)            (6,258)
    -----------------------------------------------------------------------------
    NET INCREASE                                         8,639              2,999
    -----------------------------------------------------------------------------

   At June 30, 2000, Eaton Vance Management owned 49% and another shareholder owned 11% of the outstanding shares of the Fund.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for providing the Fund with administrative services. The fee is based on a percentage of the Fund's average daily net assets and amounted to $223 for the period May 1, 2000 to June 30, 2000. To reduce the net operating loss of the Fund, EVM reduced the administration fee by $223. In addition, EVM was allocated $40,343 of the Fund's operating expenses. Prior to the Fund's investment in the portfolio, EVM earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was based on a percentage of the Fund's average daily net assets, and amounted to $2,153 for that period. To reduce the net operating loss of the Fund, EVM reduced the investment adviser fee by $2,153. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $487 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended
   June 30, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions payable by the Fund to EVD. Service fee payments for the six months ended June 30, 2000 amounted to $1,017 for Class A shares.

6 Investment Transactions
-------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $819,747 and $923,622, respectively, for the period from January 1, 2000 to April 30, 2000. Subsequent to the transfer of assets to the Portfolio on May 1, 2000, increases and decreases in the Fund's investment in the Portfolio aggregated $163,209 and $189,997 respectively, for the period May 1, 2000 to June 30, 2000.

7 Name Change
-------------------------------------------
   Effective May 1, 2000, Eaton Vance Emerging Growth Fund changed its name to Eaton Vance Small Company Growth Fund.

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.3%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Advertising -- 1.0%
------------------------------------------------------------
Catalina Marketing Corp.(1)                  100  $   10,200
------------------------------------------------------------
                                                  $   10,200
------------------------------------------------------------
Biotechnology -- 0.7%
------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)             200  $    7,350
------------------------------------------------------------
                                                  $    7,350
------------------------------------------------------------
Broadcasting and Radio -- 2.2%
------------------------------------------------------------
Entercom Communications Corp.(1)             300  $   14,625
Sirius Satellite Radio, Inc.(1)              200       8,862
------------------------------------------------------------
                                                  $   23,487
------------------------------------------------------------
Business Products and Services -- 1.1%
------------------------------------------------------------
CompuCredit Corp.(1)                         400  $   12,000
------------------------------------------------------------
                                                  $   12,000
------------------------------------------------------------
Business Services - Miscellaneous -- 10.4%
------------------------------------------------------------
American Management Systems, Inc.(1)         200  $    6,566
BreezeCom Ltd.(1)                            200       8,700
Diamond Technology Partners(1)               150      13,200
Forrester Research, Inc.(1)                  200      14,562
Heidrick and Struggles International,
Inc.(1)                                      300      18,937
Iron Mountain, Inc.(1)                       200       6,800
National Computer System, Inc.               300      14,775
On Assignment, Inc.(1)                       400      12,200
Pegasus Communications Corp.(1)              300       3,262
Plexus Corp.(1)                              100      11,300
------------------------------------------------------------
                                                  $  110,302
------------------------------------------------------------
Communications Equipment -- 6.7%
------------------------------------------------------------
Ditech Communications Co.(1)                  50  $    4,728
Exfo Electro-Optical Engineering,
Inc.(1)                                      200       8,775
Glenayre Technologies, Inc.(1)               900       9,506
InFocus Corp.(1)                             100       3,219
Pinnacle Holdings, Inc.(1)                   300      16,200
Polycom, Inc.(1)                              50       4,705
Proxim, Inc.(1)                               50       4,948
Tekelec(1)                                   400      19,275
------------------------------------------------------------
                                                  $   71,356
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Computer Services -- 0.3%
------------------------------------------------------------
Profit Recovery Group International,
Inc.(1)                                      200  $    3,325
------------------------------------------------------------
                                                  $    3,325
------------------------------------------------------------
Computer Software -- 14.7%
------------------------------------------------------------
Accrue Software, Inc.(1)                     400  $   14,200
Bluestone Software, Inc.(1)                  300       7,706
Breakaway Solutions, Inc.(1)                 150       4,050
Exchange Applications, Inc.(1)               600      15,975
HNC Software, Inc.(1)                        150       9,262
Interwoven, Inc.(1)                          200      21,997
NetIQ Corp.(1)                               300      17,887
Numerical Technologies, Inc.(1)              300      14,587
Razorfish, Inc.(1)                           300       4,819
Remedy Corp.(1)                              300      16,725
SERENA Software, Inc.(1)                     400      18,163
WatchGuard Technologies, Inc.(1)             200      10,987
------------------------------------------------------------
                                                  $  156,358
------------------------------------------------------------
Distribution -- 1.5%
------------------------------------------------------------
United Stationers(1)                         500  $   16,187
------------------------------------------------------------
                                                  $   16,187
------------------------------------------------------------
Drugs -- 2.5%
------------------------------------------------------------
United Therapeutics(1)                       100  $   10,837
Vertex Pharmaceuticals, Inc.(1)              150      15,806
------------------------------------------------------------
                                                  $   26,643
------------------------------------------------------------
Education -- 2.5%
------------------------------------------------------------
Apollo Group, Inc.(1)                        325  $    9,100
Career Education Corp.(1)                    150       7,275
Devry, Inc.(1)                               400      10,575
------------------------------------------------------------
                                                  $   26,950
------------------------------------------------------------
Electronics - Semiconductors -- 5.9%
------------------------------------------------------------
Cognex Corp.(1)                              100  $    5,175
Dupont Photomasks, Inc.(1)                   150      10,275
Elantec Semiconductor, Inc.(1)               150      10,444
Exar Corp.(1)                                200      17,437
Microchip Technology, Inc.(1)                150       8,740
TelCom Semiconductor, Inc.                   100       4,037

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Electronics - Semiconductors (continued)
------------------------------------------------------------
Zoran Corp.                                  100  $    6,594
------------------------------------------------------------
                                                  $   62,702
------------------------------------------------------------
Electronics - Semiconductors and Related -- 1.2%
------------------------------------------------------------
Dallas Semiconductor Corp.                   300  $   12,225
------------------------------------------------------------
                                                  $   12,225
------------------------------------------------------------
Entertainment -- 1.1%
------------------------------------------------------------
Speedway Motorsports, Inc.(1)                500  $   11,500
------------------------------------------------------------
                                                  $   11,500
------------------------------------------------------------
Health Care Services -- 1.3%
------------------------------------------------------------
Resmed, Inc.(1)                              500  $   13,375
------------------------------------------------------------
                                                  $   13,375
------------------------------------------------------------
Health Services -- 3.2%
------------------------------------------------------------
Accredo Health Inc.                          200  $    6,912
MedQuist, Inc.(1)                            210       7,133
MiniMed, Inc.(1)                              50       5,900
Province Healthcare Co.(1)                   200       7,225
Renal Care Group, Inc.(1)                    300       7,336
------------------------------------------------------------
                                                  $   34,506
------------------------------------------------------------
Information Services -- 1.6%
------------------------------------------------------------
Acxiom Corp.(1)                              200  $    5,450
BISYS Group, Inc. (The)(1)                   185      11,377
------------------------------------------------------------
                                                  $   16,827
------------------------------------------------------------
Investment Services -- 1.5%
------------------------------------------------------------
National Discounts Brokers Group,
Inc.(1)                                      200  $    6,375
Waddell & Reed Financial, Inc., Class A      300       9,844
------------------------------------------------------------
                                                  $   16,219
------------------------------------------------------------
Medical Products -- 3.1%
------------------------------------------------------------
Aspect Medical Systems, Inc.(1)              100  $    2,700
Cytyc Corp.(1)                               200      10,675
Novoste Corp.(1)                             200      12,200
Thermo Cardiosystems, Inc.(1)                700       7,000
------------------------------------------------------------
                                                  $   32,575
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Miscellaneous -- 0.7%
------------------------------------------------------------
Gentex Corp.(1)                              300  $    7,538
------------------------------------------------------------
                                                  $    7,538
------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.9%
------------------------------------------------------------
Cross Timbers Oil Co.                        300  $    6,638
Newfield Exploration Co.(1)                  210       8,216
Noble Affiliates, Inc.                       200       7,450
Nuevo Energy Co.(1)                          300       5,663
Santa Fe Snyder Corp.(1)                     102       1,160
Varco International, Inc.(1)                 356       8,277
Vintage Petroleum, Inc.                      200       4,513
------------------------------------------------------------
                                                  $   41,917
------------------------------------------------------------
Publishing -- 0.8%
------------------------------------------------------------
Belo (A.H.) Corp.                            500  $    8,656
------------------------------------------------------------
                                                  $    8,656
------------------------------------------------------------
Retail - Food and Drug -- 0.6%
------------------------------------------------------------
Sonic Corp.(1)                               200  $    5,875
------------------------------------------------------------
                                                  $    5,875
------------------------------------------------------------
Retail - Specialty and Apparel -- 0.6%
------------------------------------------------------------
Hot Topic, Inc.(1)                           200  $    6,400
------------------------------------------------------------
                                                  $    6,400
------------------------------------------------------------
Semiconductor Equipment -- 1.3%
------------------------------------------------------------
Pericom Semiconductor Corp.(1)               200  $   13,600
------------------------------------------------------------
                                                  $   13,600
------------------------------------------------------------
Semiconductors -- 1.8%
------------------------------------------------------------
Actel Corp.(1)                               200  $    9,125
QuickLogic Corp.(1)                          450      10,013
------------------------------------------------------------
                                                  $   19,138
------------------------------------------------------------
Software Services -- 11.0%
------------------------------------------------------------
Advent Software, Inc.(1)                     250  $   16,125
Allaire Corp.(1)                             100       3,675
Broadbase Software, Inc.(1)                  500      15,313
Calico Commerce, Inc.(1)                   1,000      16,250
Corillian Corp.(1)                           300       4,988
Cysive, Inc.(1)                              200       4,775

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Software Services (continued)
------------------------------------------------------------
Peregrine Systems, Inc.(1)                   500  $   17,344
Proxicom, Inc.(1)                            300      14,363
SilverStream Software, Inc.(1)               100       5,775
SonicWALL, Inc.(1)                           200      17,613
------------------------------------------------------------
                                                  $  116,221
------------------------------------------------------------
Telecommunication Equipment -- 0.7%
------------------------------------------------------------
MCK Communications, Inc.(1)                  300  $    6,938
------------------------------------------------------------
                                                  $    6,938
------------------------------------------------------------
Telecommunications Services -- 7.4%
------------------------------------------------------------
About.com, Inc.(1)                           100  $    3,150
Adelphia Business Solutions, Inc.(1)         200       4,638
Celeritek, Inc.(1)                           100       4,081
Digimarc Corp.(1)                            200       7,700
iBasis, Inc.(1)                              200       8,613
Internet.com Corp.(1)                        800      15,750
Media Metrix, Inc.(1)                        200       5,088
MGC Communications, Inc.(1)                  200      11,988
Predictive Systems, Inc.(1)                  400      14,375
RSL Communications Ltd.(1)                   300       3,431
------------------------------------------------------------
                                                  $   78,814
------------------------------------------------------------
Total Common Stocks
   (identified cost $740,741)                     $  969,184
------------------------------------------------------------
Other Assets, Less Liabilities -- 8.7%            $   92,658
------------------------------------------------------------
Net Assets -- 100.0%                              $1,061,842
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
--------------------------------------------------------------------------------------------
Investments, at value (identified cost, $740,741)                                 $  969,184
Cash                                                                                  87,651
Receivable for investments sold                                                       32,487
Dividends receivable                                                                       9
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $1,089,331
--------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $   24,316
Accrued expenses                                                                       3,173
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   27,489
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                         $1,061,842
--------------------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                           $  833,399
Net unrealized appreciation (computed on the basis of identified cost)               228,443
--------------------------------------------------------------------------------------------
TOTAL                                                                             $1,061,842
--------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000(1)
Investment Income
--------------------------------------------------
Dividends                                 $    136
Interest                                       154
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $    290
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $  1,132
Legal and accounting services                3,948
Custodian fee                                3,983
--------------------------------------------------
TOTAL EXPENSES                            $  9,063
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $    922
   Reduction of investment adviser fee       1,132
   Allocation of expenses to the
      Investment Adviser                     1,238
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  3,292
--------------------------------------------------

NET EXPENSES                              $  5,771
--------------------------------------------------

NET INVESTMENT LOSS                       $ (5,481)
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  9,093
--------------------------------------------------
NET REALIZED GAIN                         $  9,093
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $106,913
--------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $106,913
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $116,006
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $110,525
--------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment loss                    $      (5,481)
   Net realized gain                              9,093
   Net change in unrealized appreciation
      (depreciation)                            106,913
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     110,525
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Small Company Growth Fund           $     949,249
   Contributions                                192,108
   Withdrawals                                 (190,040)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     951,317
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $   1,061,842
--------------------------------------------------------
Net Assets
--------------------------------------------------------
At beginning of period                    $          --
--------------------------------------------------------
AT END OF PERIOD                          $   1,061,842
--------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                PERIOD ENDED
                                JUNE 30, 2000
                                (UNAUDITED)(1)
----------------------------------------------
Ratios/Supplemental Data+
----------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                       4.59%(2)
   Net expenses after
      custodian fee reduction         3.96%(2)
   Net investment loss               (3.76)%(2)
Portfolio Turnover                      58%
----------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $1,062
----------------------------------------------
+ The operating expenses of the Portfolio may
   reflect a reduction of the investment
   adviser fee, an allocation of expenses to
   the Investment Adviser, or both. Had such
   actions not been taken, the ratios would
   have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                           6.21%(2)
   Expenses after custodian
      fee reduction                   5.58%(2)
   Net investment loss               (5.38)%(2)
----------------------------------------------

 (1)  For the period from the start of business May 1, 2000 to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on May 1, 2000 with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including unrealized appreciation of $121,530. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the period from May 1, 2000 (commencement of operations) to June 30, 2000, $922 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent

SMALL COMPANY GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period from May 1, 2000 (commencement of operations) to June 30, 2000, the fee amounted to $1,132. To reduce net operating loss of the Portfolio, EVM reduced the investment adviser fee by $1,132. In addition, EVM was allocated $1,238 of the Portfolio's operating expenses. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $493,938 and $498,459, respectively, for the period from May 1, 2000 (commencement of operations) to June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $740,741
    --------------------------------------------------
    Gross unrealized appreciation             $254,859
    Gross unrealized depreciation              (26,416)
    --------------------------------------------------
    NET UNREALIZED APPRECIATION               $228,443
    --------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE SMALL COMPANY GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL COMPANY GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF
EATON VANCE SMALL COMPANY GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122





EATON VANCE SMALL COMPANY GROWTH FUND
The Eaton Vance Building
255 State Street
Boston, MA 02109


-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
164-8/00                                                             SCGSRC